Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis as of December 31, 2017 and 2016 are summarized below.

December 31, 2017	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Student Loan Pools	$—	$8,521,785	$—
SBA Bonds	—	124,248,444	—
Tax Exempt Municipal Bonds	—	62,355,567	—
Taxable Municipal Bonds	—	1,997,130	—
Mortgage-Backed Securities	—	187,695,980	—
Equity Securities	—	155,000	—
Total	$—	$384,973,906	$—

December 31, 2016	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$—	$998,000	$—
SBA Bonds	—	101,906,059	—
Tax Exempt Municipal Bonds	—	71,535,149	—
Taxable Municipal Bonds		1,991,130
Mortgage-Backed Securities	—	185,261,091	—
Equity Securities	—	368,000	—
Total	$—	$362,059,429	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 and 2016, aggregated by the level in the fair value hierarchy within which those measurements fall.

	December 31, 2017
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$3,051,950	$—	$3,051,950
Collateral Dependent Impaired Loans (1)	—	—	8,442,306	8,442,306
Foreclosed Assets	—	—	1,115,671	1,115,671
Total	$—	$3,051,950	$9,557,977	$12,609,927

	December 31, 2016
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$4,243,907	$—	$4,243,907
Collateral Dependent Impaired Loans (1)	—	—	8,313,745	8,313,745
Foreclosed Assets	—	—	2,721,214	2,721,214
Total	$—	$4,243,907	$11,034,959	$15,278,866

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2017:

	Fair Value	Valuation	Significant
	at December 31, 2017	Technique	Unobservable Inputs	Range

Collateral Dependent Impaired Loans	$8,442,306	Appraised Value	Discount Rates/ Discounts to Appraised Values	0% - 98%
Foreclosed Assets	$1,115,671	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	13% - 100%

Summary of the carrying value and estimated fair value of financial instruments
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2017 and 2016 presented in accordance with the applicable accounting guidance.

	December 31, 2017
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$10,320	$10,320	$10,320	$—	$—
Certificates of Deposits with Other Banks	1,950	1,950	—	1,950	—
Investment and Mortgage-Backed Securities	412,055	412,029	—	412,029	—
Loans Receivable, Net	390,493	386,613	—	—	386,613
FHLB Stock	2,932	2,932	2,932	—	—

Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$472,015	$472,015	$472,015	$—	$—
Certificate Accounts	230,092	227,949	—	227,949	—
Advances From FHLB	51,680	51,318	—	51,318	—
Other Borrowed Money	11,307	11,307	11,307	—	—
Note Payable	8,500	8,500	—	8,500	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,064	6,064	—	6,064	—